DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
AUSTRALIA STYRENICS BUSINESS SHUTDOWN
DISCONTINUED OPERATIONS
Results of operations presented as discontinued operations in the accompanying consolidated statements of operations

The following results of operations of our former Australian styrenics business have been presented as discontinued operations in the accompanying consolidated statements of operations (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Revenues	$37	$38	$52
Operating costs and expenses, net of credits	(47)	(44)	(85)
Nonoperating expenses		—	(19)

Operating loss	(10)	(6)	(52)
Income tax benefit	3	2	28

Loss from discontinued operations, net of tax	$(7)	$(4)	$(24)

U.S. Base Chemicals Disposition
DISCONTINUED OPERATIONS
Results of operations presented as discontinued operations in the accompanying consolidated statements of operations

The following results of our former U.S base chemicals business have been presented as discontinued operations in the accompanying consolidated statements of operations (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Other expenses	$—	$(1)	$(6)
Gain on insurance settlements, net	—	—	110

(Loss) income before income taxes	—	(1)	104
Income tax expense	—	—	(38)

(Loss) income from discontinued operations, net of tax	$—	$(1)	$66